Accounts receivable net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Accounts receivable net
Trade accounts receivable	$ 33,559,596	$ 29,509,165
Less: allowance for doubtful accounts	(184,882)	(496,299)
Accounts receivable, net	$ 33,374,714	$ 29,012,866